Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (8.0%)
*	Alphabet Inc. Class A	43,492,987	4,160,104
*	Alphabet Inc. Class C	38,899,749	3,740,211
*	Meta Platforms Inc. Class A	16,544,591	2,244,770
*	Walt Disney Co.	13,224,358	1,247,454
	Verizon Communications Inc.	30,465,605	1,156,779
	Comcast Corp. Class A	31,944,896	936,944
	AT&T Inc.	51,692,819	792,968
*	Netflix Inc.	3,225,960	759,520
*	T-Mobile US Inc.	4,366,799	585,893
	Activision Blizzard Inc.	5,164,305	383,914
*	Charter Communications Inc. Class A	804,568	244,066
	Electronic Arts Inc.	1,916,915	221,806
*	Twitter Inc.	4,878,585	213,877
*	Warner Bros Discovery Inc.	16,028,485	184,327
*	Take-Two Interactive Software Inc.	1,135,891	123,812
*	Match Group Inc.	2,050,401	97,907
	Omnicom Group Inc.	1,486,696	93,796
*	Live Nation Entertainment Inc.	1,032,742	78,530
	Interpublic Group of Cos. Inc.	2,836,906	72,625
[1]	Paramount Global Inc. Class B	3,669,686	69,871
	Fox Corp. Class A	2,199,347	67,476
	News Corp. Class A	3,648,120	55,123
	Lumen Technologies Inc.	6,922,185	50,393
	Fox Corp. Class B	1,053,928	30,037
*	DISH Network Corp. Class A	1,818,428	25,149
			17,637,352
Consumer Discretionary (11.7%)
*	Amazon.com Inc.	64,295,916	7,265,438
*	Tesla Inc.	19,321,326	5,124,982
	Home Depot Inc.	7,455,485	2,057,266
	McDonald's Corp.	5,336,715	1,231,394
	Lowe's Cos. Inc.	4,636,062	870,699
	NIKE Inc. Class B	9,166,119	761,888
	Starbucks Corp.	8,322,951	701,292
	TJX Cos. Inc.	8,498,570	527,931
	Target Corp.	3,363,751	499,147
*	Booking Holdings Inc.	288,028	473,290
	Dollar General Corp.	1,646,601	394,954
	General Motors Co.	10,576,650	339,405
*	O'Reilly Automotive Inc.	462,390	325,222
	Ford Motor Co.	28,648,490	320,863
*	AutoZone Inc.	141,393	302,854

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc. Class A	201,391	302,642
	Marriott International Inc. Class A	2,000,428	280,340
	Hilton Worldwide Holdings Inc.	1,990,655	240,113
	Yum! Brands Inc.	2,063,246	219,406
	Ross Stores Inc.	2,540,378	214,078
*	Dollar Tree Inc.	1,531,673	208,461
	DR Horton Inc.	2,293,042	154,436
*	Aptiv plc	1,965,291	153,705
	Genuine Parts Co.	1,026,283	153,245
*	Ulta Beauty Inc.	375,813	150,772
	Tractor Supply Co.	805,083	149,649
	eBay Inc.	3,983,934	146,649
	Lennar Corp. Class A	1,808,785	134,845
	Darden Restaurants Inc.	888,434	112,227
*	Expedia Group Inc.	1,101,716	103,220
	Best Buy Co. Inc.	1,451,726	91,952
*	Etsy Inc.	917,415	91,861
	Pool Corp.	287,641	91,530
	Garmin Ltd.	1,117,504	89,747
*	Las Vegas Sands Corp.	2,387,564	89,581
*	NVR Inc.	22,420	89,390
	LKQ Corp.	1,890,610	89,142
	Domino's Pizza Inc.	260,366	80,766
*	CarMax Inc.	1,156,648	76,362
	VF Corp.	2,399,904	71,781
	MGM Resorts International	2,370,653	70,456
	Advance Auto Parts Inc.	439,464	68,706
	Hasbro Inc.	942,560	63,547
	PulteGroup Inc.	1,682,561	63,096
*	Royal Caribbean Cruises Ltd.	1,593,798	60,405
	Bath & Body Works Inc.	1,659,020	54,084
	BorgWarner Inc. (XNYS)	1,720,949	54,038
	Whirlpool Corp.	396,039	53,390
	Tapestry Inc.	1,826,592	51,930
*	Carnival Corp.	7,172,278	50,421
*	Caesars Entertainment Inc.	1,555,445	50,179
*	Wynn Resorts Ltd.	751,933	47,394
	Newell Brands Inc.	2,735,079	37,990
*	Mohawk Industries Inc.	383,274	34,951
*	Norwegian Cruise Line Holdings Ltd.	3,062,393	34,789
	Ralph Lauren Corp. Class A	311,790	26,480
	Lennar Corp. Class B	49,389	2,939
			25,607,320
Consumer Staples (6.8%)
	Procter & Gamble Co.	17,335,176	2,188,566
	PepsiCo Inc.	10,011,806	1,634,527
	Coca-Cola Co.	28,235,506	1,581,753
	Costco Wholesale Corp.	3,213,409	1,517,597
	Walmart Inc.	10,340,320	1,341,139
	Philip Morris International Inc.	11,245,496	933,489
	Mondelez International Inc. Class A	9,942,925	545,171
	Altria Group Inc.	13,063,199	527,492
	Colgate-Palmolive Co.	6,051,554	425,122
	Estee Lauder Cos. Inc. Class A	1,681,557	363,048
	General Mills Inc.	4,320,557	330,998
	Archer-Daniels-Midland Co.	4,066,607	327,158
	Kimberly-Clark Corp.	2,448,012	275,499
	Constellation Brands Inc. Class A	1,155,350	265,361

		Shares	Market Value ($000)
	Sysco Corp.	3,694,055	261,207
*	Monster Beverage Corp.	2,788,890	242,522
	Hershey Co.	1,065,780	234,972
	Keurig Dr Pepper Inc.	6,168,093	220,941
	Kroger Co.	4,725,333	206,733
	Kraft Heinz Co.	5,779,326	192,740
	Walgreens Boots Alliance Inc.	5,203,180	163,380
	Tyson Foods Inc. Class A	2,099,929	138,448
	McCormick & Co. Inc.	1,815,825	129,414
	Kellogg Co.	1,848,917	128,796
	Church & Dwight Co. Inc.	1,761,210	125,821
	Conagra Brands Inc.	3,480,021	113,553
	J M Smucker Co.	774,139	106,374
	Hormel Foods Corp.	2,102,572	95,541
	Brown-Forman Corp. Class B	1,325,657	88,249
	Clorox Co.	642,919	82,544
	Lamb Weston Holdings Inc.	1,043,456	80,743
	Campbell Soup Co.	1,459,382	68,766
	Molson Coors Beverage Co. Class B	1,363,880	65,453
			15,003,117
Energy (4.6%)
	Exxon Mobil Corp.	30,233,143	2,639,656
	Chevron Corp.	13,063,662	1,876,856
	ConocoPhillips	9,234,738	945,083
	EOG Resources Inc.	4,251,171	474,983
	Pioneer Natural Resources Co.	1,731,229	374,863
	Schlumberger NV	10,259,599	368,320
	Marathon Petroleum Corp.	3,616,856	359,262
	Occidental Petroleum Corp.	5,404,791	332,124
	Valero Energy Corp.	2,857,281	305,300
	Devon Energy Corp.	4,748,704	285,540
	Phillips 66	3,488,403	281,584
	Williams Cos. Inc.	8,844,637	253,222
	Kinder Morgan Inc.	14,389,592	239,443
	Hess Corp.	2,022,148	220,394
	ONEOK Inc.	3,240,665	166,052
	Halliburton Co.	6,578,861	161,972
	Diamondback Energy Inc.	1,289,349	155,315
	Baker Hughes Co. Class A	7,338,928	153,824
	Coterra Energy Inc.	5,770,401	150,723
	Marathon Oil Corp.	4,911,158	110,894
	EQT Corp.	2,686,600	109,479
	APA Corp.	2,373,130	81,137
			10,046,026
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	13,092,481	3,495,954
	JPMorgan Chase & Co.	21,273,950	2,223,128
	Bank of America Corp.	50,712,828	1,531,527
	Wells Fargo & Co.	27,515,998	1,106,693
	Charles Schwab Corp.	11,076,966	796,102
	Morgan Stanley	9,713,969	767,501
	S&P Global Inc.	2,471,590	754,700
	Goldman Sachs Group Inc.	2,316,077	678,726
	BlackRock Inc.	1,093,680	601,830
	American Express Co.	4,351,014	586,995
	Citigroup Inc.	14,049,114	585,427
	Chubb Ltd.	3,029,828	551,065

		Shares	Market Value ($000)
	Marsh & McLennan Cos. Inc.	3,620,282	540,472
	Progressive Corp.	4,243,202	493,102
	CME Group Inc.	2,607,453	461,858
	PNC Financial Services Group Inc.	2,975,514	444,601
	Truist Financial Corp.	9,623,419	419,004
	Aon plc Class A (XNYS)	1,530,112	409,871
	US Bancorp	9,809,041	395,500
	Intercontinental Exchange Inc.	4,051,255	366,031
	MetLife Inc.	4,858,713	295,313
	Moody's Corp.	1,144,390	278,213
	Travelers Cos. Inc.	1,720,788	263,625
	American International Group Inc.	5,513,887	261,799
	Arthur J Gallagher & Co.	1,525,062	261,121
	Capital One Financial Corp.	2,785,775	256,765
	MSCI Inc. Class A	584,269	246,439
	Allstate Corp.	1,961,881	244,313
	Aflac Inc.	4,173,411	234,546
	Prudential Financial Inc.	2,699,620	231,573
	M&T Bank Corp.	1,274,519	224,723
	Bank of New York Mellon Corp.	5,335,902	205,539
	Ameriprise Financial Inc.	784,872	197,748
	Discover Financial Services	1,981,695	180,176
	First Republic Bank	1,325,619	173,060
	T Rowe Price Group Inc.	1,637,356	171,939
	Willis Towers Watson plc	797,723	160,294
	Fifth Third Bancorp	4,977,092	159,068
	Hartford Financial Services Group Inc.	2,343,805	145,175
*	SVB Financial Group	428,452	143,866
	Nasdaq Inc.	2,457,565	139,295
	Raymond James Financial Inc.	1,408,909	139,228
	Huntington Bancshares Inc.	10,456,893	137,822
	Regions Financial Corp.	6,777,538	136,025
	Northern Trust Corp.	1,512,630	129,421
	Citizens Financial Group Inc.	3,592,629	123,443
	Principal Financial Group Inc.	1,680,315	121,235
	State Street Corp.	1,959,361	119,149
	FactSet Research Systems Inc.	275,190	110,106
	KeyCorp.	6,760,662	108,306
	Cincinnati Financial Corp.	1,153,729	103,339
	Brown & Brown Inc.	1,699,077	102,760
	Synchrony Financial	3,490,212	98,389
	W R Berkley Corp.	1,480,078	95,583
	Cboe Global Markets Inc.	769,941	90,368
	Everest Re Group Ltd.	285,645	74,965
	Loews Corp.	1,453,736	72,454
	Signature Bank	456,494	68,931
	Comerica Inc.	948,123	67,411
	Globe Life Inc.	658,602	65,663
	MarketAxess Holdings Inc.	272,644	60,661
	Assurant Inc.	386,761	56,185
	Zions Bancorp NA	1,089,284	55,401
	Lincoln National Corp.	1,125,762	49,432
	Invesco Ltd.	3,305,491	45,285
	Franklin Resources Inc.	2,063,708	44,411
			23,960,650
Health Care (15.0%)
	UnitedHealth Group Inc.	6,785,522	3,426,960
	Johnson & Johnson	19,072,867	3,115,744

		Shares	Market Value ($000)
	Eli Lilly & Co.	5,721,091	1,849,915
	Pfizer Inc.	40,713,757	1,781,634
	AbbVie Inc.	12,826,336	1,721,423
	Merck & Co. Inc.	18,377,299	1,582,653
	Thermo Fisher Scientific Inc.	2,842,214	1,441,543
	Abbott Laboratories	12,703,826	1,229,222
	Danaher Corp.	4,749,518	1,226,753
	Bristol-Myers Squibb Co.	15,489,737	1,101,165
	CVS Health Corp.	9,523,460	908,252
	Amgen Inc.	3,880,541	874,674
	Elevance Health Inc.	1,740,978	790,822
	Medtronic plc	9,638,639	778,320
	Cigna Corp.	2,213,265	614,115
	Gilead Sciences Inc.	9,092,384	560,909
*	Vertex Pharmaceuticals Inc.	1,860,424	538,667
*	Regeneron Pharmaceuticals Inc.	777,613	535,674
	Zoetis Inc.	3,396,016	503,595
	Stryker Corp.	2,442,416	494,687
*	Intuitive Surgical Inc.	2,590,553	485,573
	Becton Dickinson and Co.	2,068,763	460,983
	Humana Inc.	918,055	445,431
*	Boston Scientific Corp.	10,384,823	402,204
*	Edwards Lifesciences Corp.	4,496,857	371,575
	McKesson Corp.	1,042,625	354,357
*	Centene Corp.	4,145,881	322,591
*	Moderna Inc.	2,439,952	288,524
	HCA Healthcare Inc.	1,561,158	286,925
*	Biogen Inc.	1,053,029	281,159
	Agilent Technologies Inc.	2,167,774	263,493
*	IQVIA Holdings Inc.	1,352,269	244,950
	ResMed Inc.	1,062,883	232,027
*	DexCom Inc.	2,849,493	229,498
*	Illumina Inc.	1,140,181	217,535
	Baxter International Inc.	3,654,879	196,852
*	IDEXX Laboratories Inc.	604,207	196,851
*	Mettler-Toledo International Inc.	163,256	176,989
	Zimmer Biomet Holdings Inc.	1,521,984	159,123
	AmerisourceBergen Corp. Class A	1,127,583	152,596
*	Molina Healthcare Inc.	421,327	138,971
	Laboratory Corp. of America Holdings	655,606	134,275
	West Pharmaceutical Services Inc.	537,175	132,188
	Cardinal Health Inc.	1,975,192	131,706
	STERIS plc	725,484	120,634
*	Waters Corp.	434,752	117,179
*	Hologic Inc.	1,810,219	116,795
	PerkinElmer Inc.	915,207	110,127
*	Align Technology Inc.	526,536	109,051
	Quest Diagnostics Inc.	845,598	103,746
	Cooper Cos. Inc.	357,549	94,357
*	Catalent Inc.	1,299,449	94,028
*	Incyte Corp.	1,337,154	89,108
*	ABIOMED Inc.	329,620	80,974
	Bio-Techne Corp.	284,565	80,817
	Viatris Inc.	8,799,530	74,972
*	Charles River Laboratories International Inc.	368,365	72,494
	Teleflex Inc.	340,104	68,517
*	Henry Schein Inc.	989,441	65,076
*	Bio-Rad Laboratories Inc. Class A	155,496	64,864

		Shares	Market Value ($000)
	DENTSPLY SIRONA Inc.	1,562,938	44,309
	Organon & Co.	1,843,608	43,140
	Universal Health Services Inc. Class B	477,728	42,126
*	DaVita Inc.	404,831	33,508
			33,008,925
Industrials (7.8%)
	Union Pacific Corp.	4,529,855	882,506
	Raytheon Technologies Corp.	10,711,136	876,814
	United Parcel Service Inc. Class B	5,308,912	857,602
	Honeywell International Inc.	4,887,170	816,011
	Deere & Co.	2,017,591	673,653
	Lockheed Martin Corp.	1,711,891	661,286
	Caterpillar Inc.	3,829,574	628,356
	Northrop Grumman Corp.	1,054,983	496,180
	General Electric Co.	7,954,499	492,463
*	Boeing Co.	4,048,970	490,249
	3M Co.	4,015,938	443,761
	Waste Management Inc.	2,728,586	437,147
	CSX Corp.	15,531,210	413,751
	Eaton Corp. plc	2,889,643	385,363
	Illinois Tool Works Inc.	2,044,154	369,276
	Norfolk Southern Corp.	1,703,569	357,153
	General Dynamics Corp.	1,631,160	346,083
	Emerson Electric Co.	4,288,566	314,009
	L3Harris Technologies Inc.	1,387,940	288,456
	FedEx Corp.	1,734,959	257,589
	Johnson Controls International plc	4,993,367	245,773
	Trane Technologies plc	1,681,792	243,540
	Cintas Corp.	624,247	242,326
	Parker-Hannifin Corp.	931,681	225,756
	Carrier Global Corp.	6,107,280	217,175
	PACCAR Inc.	2,523,613	211,201
	Cummins Inc.	1,023,188	208,229
	Republic Services Inc. Class A	1,490,092	202,712
*	CoStar Group Inc.	2,870,557	199,934
*	TransDigm Group Inc.	373,864	196,211
	Otis Worldwide Corp.	3,049,477	194,557
	Verisk Analytics Inc. Class A	1,138,861	194,210
	Fastenal Co.	4,165,868	191,797
	AMETEK Inc.	1,665,785	188,917
	Rockwell Automation Inc.	837,667	180,191
	Old Dominion Freight Line Inc.	665,366	165,523
*	Copart Inc.	1,551,904	165,123
	WW Grainger Inc.	328,446	160,672
	Equifax Inc.	887,762	152,189
	Fortive Corp.	2,580,169	150,424
*	United Rentals Inc.	507,424	137,065
*	Southwest Airlines Co.	4,303,408	132,717
	Quanta Services Inc.	1,037,778	132,203
*	Delta Air Lines Inc.	4,648,633	130,441
	Ingersoll Rand Inc.	2,921,756	126,395
	Dover Corp.	1,041,797	121,453
	Xylem Inc.	1,306,703	114,154
	IDEX Corp.	547,806	109,479
	Westinghouse Air Brake Technologies Corp.	1,318,410	107,253
	Expeditors International of Washington Inc.	1,185,210	104,666
	Jacobs Solutions Inc.	924,576	100,307
	JB Hunt Transport Services Inc.	603,462	94,393

		Shares	Market Value ($000)
	Textron Inc.	1,532,647	89,292
	CH Robinson Worldwide Inc.	900,031	86,682
	Leidos Holdings Inc.	990,756	86,661
	Nordson Corp.	391,611	83,127
	Howmet Aerospace Inc.	2,687,191	83,115
*	Generac Holdings Inc.	462,927	82,466
	Stanley Black & Decker Inc.	1,070,394	80,504
	Snap-on Inc.	386,089	77,739
*	United Airlines Holdings Inc.	2,368,431	77,045
	Masco Corp.	1,632,501	76,221
	Nielsen Holdings plc	2,608,575	72,310
	Huntington Ingalls Industries Inc.	289,858	64,204
	Robert Half International Inc.	795,757	60,875
	Rollins Inc.	1,682,111	58,336
	Allegion plc	636,250	57,059
*	American Airlines Group Inc.	4,710,435	56,714
	Fortune Brands Home & Security Inc.	939,831	50,460
	Pentair plc	1,195,658	48,580
	A O Smith Corp.	933,756	45,362
*	Alaska Air Group Inc.	921,862	36,091
			17,207,537
Information Technology (26.3%)
	Apple Inc.	109,586,612	15,144,870
	Microsoft Corp.	54,101,572	12,600,256
	NVIDIA Corp.	18,164,860	2,205,032
	Visa Inc. Class A	11,860,947	2,107,097
	Mastercard Inc. Class A	6,189,628	1,759,959
	Broadcom Inc.	2,929,423	1,300,693
	Cisco Systems Inc.	30,039,938	1,201,598
	Accenture plc Class A	4,588,781	1,180,693
*	Salesforce Inc.	7,217,980	1,038,234
	Texas Instruments Inc.	6,628,681	1,025,987
*	Adobe Inc.	3,395,033	934,313
	QUALCOMM Inc.	8,146,804	920,426
	Intuit Inc.	2,046,260	792,557
	International Business Machines Corp.	6,551,820	778,422
	Intel Corp.	29,786,595	767,601
*	Advanced Micro Devices Inc.	11,710,959	742,006
*	PayPal Holdings Inc.	8,389,392	722,075
	Automatic Data Processing Inc.	3,014,296	681,804
	Oracle Corp.	11,019,244	672,945
*	ServiceNow Inc.	1,465,453	553,370
	Analog Devices Inc.	3,771,124	525,468
	Applied Materials Inc.	6,311,414	517,094
*	Fiserv Inc.	4,639,759	434,142
	Micron Technology Inc.	8,002,666	400,934
	Lam Research Corp.	993,589	363,654
*	Synopsys Inc.	1,109,580	338,988
	Fidelity National Information Services Inc.	4,410,383	333,293
*	Cadence Design Systems Inc.	1,986,557	324,663
	KLA Corp.	1,028,421	311,231
*	Autodesk Inc.	1,575,781	294,356
	Amphenol Corp. Class A	4,313,852	288,856
	NXP Semiconductors NV	1,904,397	280,918
	Roper Technologies Inc.	768,759	276,477
*	Enphase Energy Inc.	982,211	272,534
	Motorola Solutions Inc.	1,210,400	271,093
	Paychex Inc.	2,324,859	260,872

		Shares	Market Value ($000)
	TE Connectivity Ltd.	2,319,011	255,926
	Microchip Technology Inc.	4,010,463	244,759
*	Fortinet Inc.	4,750,105	233,373
	Global Payments Inc.	2,011,343	217,326
	Cognizant Technology Solutions Corp. Class A	3,757,492	215,830
*	Keysight Technologies Inc.	1,305,913	205,498
*	Arista Networks Inc.	1,788,456	201,899
*	ON Semiconductor Corp.	3,142,793	195,890
	HP Inc.	6,600,309	164,480
	Corning Inc.	5,518,776	160,155
*	Gartner Inc.	573,651	158,724
	CDW Corp.	980,903	153,099
*	EPAM Systems Inc.	416,114	150,712
*	ANSYS Inc.	631,446	139,992
	Broadridge Financial Solutions Inc.	850,179	122,698
*	VeriSign Inc.	676,542	117,515
	Monolithic Power Systems Inc.	322,230	117,098
*	Paycom Software Inc.	352,327	116,264
*	Teledyne Technologies Inc.	339,741	114,652
	Hewlett Packard Enterprise Co.	9,431,047	112,984
*	Tyler Technologies Inc.	301,254	104,686
	Skyworks Solutions Inc.	1,165,074	99,346
	NetApp Inc.	1,591,825	98,454
*	Zebra Technologies Corp. Class A	375,285	98,328
*	Trimble Inc.	1,794,568	97,391
	Jack Henry & Associates Inc.	528,112	96,259
*	FleetCor Technologies Inc.	543,433	95,737
[2]	Citrix Systems Inc.	904,031	94,019
*	SolarEdge Technologies Inc.	403,071	93,295
*	Akamai Technologies Inc.	1,151,470	92,486
	NortonLifeLock Inc.	4,302,585	86,654
	Teradyne Inc.	1,135,654	85,344
*	PTC Inc.	768,280	80,362
	Seagate Technology Holdings plc	1,419,021	75,535
*	Western Digital Corp.	2,270,585	73,908
*	F5 Inc.	432,766	62,634
*	Ceridian HCM Holding Inc.	1,112,530	62,168
	Juniper Networks Inc.	2,342,955	61,198
*	Qorvo Inc.	750,106	59,566
*	DXC Technology Co.	1,670,351	40,890
			57,681,645
Materials (2.5%)
	Linde plc	3,615,329	974,656
	Air Products and Chemicals Inc.	1,609,037	374,471
	Sherwin-Williams Co.	1,710,931	350,313
	Corteva Inc.	5,211,633	297,845
	Freeport-McMoRan Inc.	10,370,348	283,422
	Ecolab Inc.	1,798,046	259,674
	Newmont Corp.	5,760,402	242,110
	Dow Inc.	5,211,919	228,960
	Albemarle Corp.	850,099	224,800
	Nucor Corp.	1,899,636	203,242
	PPG Industries Inc.	1,704,400	188,660
	DuPont de Nemours Inc.	3,632,993	183,103
	International Flavors & Fragrances Inc.	1,849,505	167,990
	Vulcan Materials Co.	963,890	152,015
	Martin Marietta Materials Inc.	452,391	145,711
	CF Industries Holdings Inc.	1,444,994	139,081

		Shares	Market Value ($000)
	LyondellBasell Industries NV Class A	1,844,924	138,886
	Mosaic Co.	2,502,859	120,963
	Amcor plc	10,898,009	116,936
	Ball Corp.	2,278,081	110,077
	FMC Corp.	913,909	96,600
	Avery Dennison Corp.	590,075	96,005
	International Paper Co.	2,621,872	83,113
	Packaging Corp. of America	680,067	76,365
	Celanese Corp. Class A	724,368	65,439
	Eastman Chemical Co.	892,227	63,393
	Westrock Co.	1,844,976	56,991
	Sealed Air Corp.	1,051,769	46,814
			5,487,635
Real Estate (2.8%)
	American Tower Corp.	3,377,341	725,115
	Prologis Inc.	5,368,270	545,416
	Crown Castle Inc.	3,141,163	454,055
	Equinix Inc.	660,634	375,795
	Public Storage	1,146,007	335,562
	Realty Income Corp.	4,482,508	260,882
	SBA Communications Corp. Class A	782,858	222,841
	Welltower Inc.	3,362,505	216,276
	Simon Property Group Inc.	2,375,120	213,167
	VICI Properties Inc.	6,988,646	208,611
	Digital Realty Trust Inc.	2,085,546	206,845
	AvalonBay Communities Inc.	1,013,972	186,764
	Extra Space Storage Inc.	970,846	167,675
	Equity Residential	2,454,718	165,006
*	CBRE Group Inc. Class A	2,329,335	157,253
	Weyerhaeuser Co.	5,367,054	153,283
	Alexandria Real Estate Equities Inc.	1,076,704	150,943
	Invitation Homes Inc.	4,208,094	142,107
	Duke Realty Corp.	2,797,777	134,853
	Mid-America Apartment Communities Inc.	836,955	129,787
	Ventas Inc.	2,897,944	116,410
	Essex Property Trust Inc.	472,975	114,569
	Iron Mountain Inc.	2,110,083	92,780
	UDR Inc.	2,219,029	92,556
	Camden Property Trust	772,506	92,276
	Healthpeak Properties Inc.	3,908,664	89,587
	Kimco Realty Corp.	4,486,534	82,597
	Host Hotels & Resorts Inc.	5,186,014	82,354
	Boston Properties Inc.	1,034,548	77,560
	Regency Centers Corp.	1,118,127	60,211
	Federal Realty Investment Trust	528,933	47,667
	Vornado Realty Trust	1,161,143	26,892
			6,127,695
Utilities (3.1%)
	NextEra Energy Inc.	14,253,108	1,117,586
	Southern Co.	7,711,634	524,391
	Duke Energy Corp.	5,586,129	519,622
	Dominion Energy Inc.	6,039,396	417,383
	Sempra Energy (XNYS)	2,280,000	341,863
	American Electric Power Co. Inc.	3,726,073	322,119
	Exelon Corp.	7,191,591	269,397
	Xcel Energy Inc.	3,970,461	254,109
	Consolidated Edison Inc.	2,573,121	220,671

		Shares	Market Value ($000)
	WEC Energy Group Inc.	2,288,814	204,689
	Public Service Enterprise Group Inc.	3,619,690	203,535
	Constellation Energy Corp.	2,371,734	197,304
	Eversource Energy	2,514,079	195,998
	American Water Works Co. Inc.	1,319,184	171,705
	DTE Energy Co.	1,405,084	161,655
	Edison International	2,766,663	156,538
	Ameren Corp.	1,873,491	150,910
	Entergy Corp.	1,475,422	148,472
*	PG&E Corp.	11,670,500	145,881
	FirstEnergy Corp.	3,936,509	145,651
	PPL Corp.	5,338,158	135,322
	CenterPoint Energy Inc.	4,564,217	128,620
	CMS Energy Corp.	2,104,405	122,560
	AES Corp.	4,842,114	109,432
	Atmos Energy Corp.	1,016,499	103,530
	Evergy Inc.	1,664,295	98,859
	Alliant Energy Corp.	1,823,808	96,644
	NiSource Inc.	2,943,075	74,136
	NRG Energy Inc.	1,704,510	65,232
	Pinnacle West Capital Corp.	819,538	52,868
			6,856,682
Total Common Stocks (Cost $94,667,266)			218,624,584
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 2.828% (Cost $824,904)	8,251,773	824,930
Total Investments (99.9%) (Cost $95,492,170)			219,449,514
Other Assets and Liabilities—Net (0.1%)			213,645
Net Assets (100%)			219,663,159
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,543,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $8,974,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	4,945	890,471	(91,059)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/23	GSI	35,123	(2.884)	—	(3,056)
Goldman Sachs Group Inc/The	8/30/24	BANA	46,888	(3.155)	—	(127)
State Street Corp	8/30/24	BANA	42,567	(3.155)	327	—
					327	(3,183)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	218,530,565	—	94,019	218,624,584
Temporary Cash Investments	824,930	—	—	824,930
Total	219,355,495	—	94,019	219,449,514
Derivative Financial Instruments
Assets
Swap Contracts	—	327	—	327
Liabilities
Futures Contracts[1]	91,059	—	—	91,059
Swap Contracts	—	3,183	—	3,183
Total	91,059	3,183	—	94,242
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.